COMMITMENTS AND CONTINGENCIES (Details Narrative)						3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 19, 2023 USD ($)	Feb. 07, 2023 USD ($)	Feb. 07, 2023 EUR (€)	Jul. 13, 2022 EUR (€)	Oct. 01, 2021 USD ($) ft²	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Product Liability Contingency [Line Items]
Operating lease, extend description	lease agreement to extend the lease through October 31, 2025.
Operating lease liability	$ 236,506					$ 107,989		$ 107,989		$ 175,053
Incremental borrowing rate	9.00%
Rent expense						$ 25,462	$ 25,462	76,385	$ 75,280	100,742	$ 97,425
Operating lease payments								$ 75,899	$ 74,148	$ 99,254	96,465
CALIFORNIA | Two Year Lease Agreement [Member]
Product Liability Contingency [Line Items]
Area of land | ft²					2,000
Base rent					$ 7,999
Rate of increase in lease rent					3.00%
Lohmann Therapie System A G [Member]
Product Liability Contingency [Line Items]
Payments for legal settlements | €				€ 2,000,000
Litigation settlement, expense		$ 860,000	€ 800,000								1,000,000	€ 1,000,000
Other income											$ 365,000	€ 345,000